UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Trust & Fiduciary Management Services Inc.
Address:  50 Federal Street, 6th floor
          Boston, MA  02110

Form 13F File Number:  28-06643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Carhart
Title:    President
Phone:    617-896-3689

Signature, Place, and Date of Signing:

      /s/ Steve Carhart                 Boston, MA                May 13, 2013
      -----------------                -------------              ------------
         [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          121
                                         -----------

Form 13F Information Table Value Total:  $   147,703
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ---------
ABBOTT LABS                    COM              002824100          34         977          SOLE                                  977
ABBVIE INC                     COM              00287Y109          44       1,077          SOLE                                1,077
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101          55         724          SOLE                                  724
AGRIUM INC                     COM              008916108          45         459          SOLE                                  459
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104          36         517          SOLE                                  517
ALTISOURCE RESIDENTIAL CORP    CL B             02153W100           3         151          SOLE                                  151
AMERICAN CAP LTD               COM              02503Y103          30       2,039          SOLE                                2,039
AMERICAN CAP MTG INVT CORP     COM              02504A104       5,561     215,211          SOLE                              215,211
AMERICAN CAPITAL AGENCY CORP   COM              02503X105       5,972     182,179          SOLE                              182,179
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108          54         544          SOLE                                  544
ANNALY CAP MGMT INC            COM              035710409       5,212     328,018          SOLE                              328,018
APOLLO COML REAL EST FIN INC   COM              03762U105       3,279     186,385          SOLE                              186,385
ASTRAZENECA PLC                SPONSORED ADR    046353108          45         902          SOLE                                  902
AT&T INC                       COM              00206R102           4         121          SOLE                                  121
ATHENAHEALTH INC               COM              04685W103          88         905          SOLE                                  905
AVENUE INCOME CR STRATEGIES    COM              05358E106       3,292     167,114          SOLE                              167,114
AVON PRODS INC                 COM              054303102          32       1,531          SOLE                                1,531
BECTON DICKINSON & CO          COM              075887109          31         329          SOLE                                  329
BLACKROCK CORPOR HI YLD FD V   COM              09255N102       2,648     200,030          SOLE                              200,030
BLACKROCK DEBT STRAT FD INC    COM              09255R103       2,830     635,991          SOLE                              635,991
BLACKROCK KELSO CAPITAL CORP   COM              092533108       5,466     546,603          SOLE                              546,603
BP PLC                         SPONSORED ADR    055622104          29         676          SOLE                                  676
BP PRUDHOE BAY RTY TR          UNIT BEN INT     055630107       5,754      68,919          SOLE                               68,919
BRISTOL MYERS SQUIBB CO        COM              110122108          58       1,416          SOLE                                1,416
CHEVRON CORP NEW               COM              166764100          24         200          SOLE                                  200
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109          67       1,086          SOLE                                1,086
CITIGROUP INC                  COM NEW          172967424          33         753          SOLE                                  753
COCA COLA CO                   COM              191216100          28         700          SOLE                                  700
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102          59       1,226          SOLE                                1,226
CONOCOPHILLIPS                 COM              20825C104          33         543          SOLE                                  543
COVIDIEN PLC                   SHS              G2554F113          54         801          SOLE                                  801
CVR PARTNERS LP                COM              126633106       2,667     106,649          SOLE                              106,649
CVR REFNG LP                   COMUNIT REP LT   12663P107       2,942      84,800          SOLE                               84,800
DANAHER CORP DEL               COM              235851102          30         489          SOLE                                  489
DIAGEO P L C                   SPON ADR NEW     25243Q205          49         387          SOLE                                  387
DONNELLEY R R & SONS CO        COM              257867101       4,342     360,349          SOLE                              360,349
EATON CORP PLC                 SHS              G29183103          54         882          SOLE                                  882
EATON VANCE LTD DUR INCOME F   COM              27828H105       5,562     325,292          SOLE                              325,292
EMERSON ELEC CO                COM              291011104          42         749          SOLE                                  749
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109       6,474     127,726          SOLE                              127,726
ENI S P A                      SPONSORED ADR    26874R108          43         969          SOLE                                  969
EXXON MOBIL CORP               COM              30231G102          81         904          SOLE                                  904
FIFTH STREET FINANCE CORP      COM              31678A103       3,069     278,489          SOLE                              278,489
FIRST TR ABERDEEN GLBL OPP F   COM SHS          337319107       4,025     226,533          SOLE                              226,533
FLY LEASING LTD                SPONSORED ADR    34407D109          54       3,351          SOLE                                3,351
FRONTIER COMMUNICATIONS CORP   COM              35906A108       5,353   1,341,699          SOLE                            1,341,699
GARMIN LTD                     SHS              H2906T109          29         885          SOLE                                  885
GENERAL ELECTRIC CO            COM              369604103          51       2,198          SOLE                                2,198
GIANT INTERACTIVE GROUP INC    ADR              374511103          52       7,944          SOLE                                7,944
GLOBAL HIGH INCOME FUND INC    COM              37933G108       2,555     200,715          SOLE                              200,715
HARRIS CORP DEL                COM              413875105          52       1,131          SOLE                                1,131
HEALTHCARE TR AMER INC         CL A             42225p105          29       2,500          SOLE                                2,500
HEWLETT PACKARD CO             COM              428236103          49       2,043          SOLE                                2,043
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102       2,900     105,700          SOLE                              105,700
INTEL CORP                     COM              458140100          37       1,704          SOLE                                1,704
INTERNATIONAL BUSINESS MACHS   COM              459200101          41         191          SOLE                                  191
INVESCO MORTGAGE CAPITAL INC   COM              46131B100       2,896     135,388          SOLE                              135,388
INVESCO MUNI INCOME OPP TRST   COM              46132X101         576      78,390          SOLE                               78,390
ISHARES TR                     MSCI EMERG MKT   464287234         151       3,523          SOLE                                3,523
JOHNSON & JOHNSON              COM              478160104          41         500          SOLE                                  500
JPMORGAN CHASE & CO            COM              46625H100          29         608          SOLE                                  608
MANULIFE FINL CORP             COM              56501R106          11         718          SOLE                                  718
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100          43       1,125          SOLE                                1,125
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105       2,986      77,517          SOLE                               77,517
MASCO CORP                     COM              574599106          40       1,983          SOLE                                1,983
MCDONALDS CORP                 COM              580135101          32         326          SOLE                                  326
MERCK & CO INC NEW             COM              58933Y105          44         990          SOLE                                  990
MESABI TR                      CTF BEN INT      590672101       3,002     131,900          SOLE                              131,900
MICROSOFT CORP                 COM              594918104          35       1,211          SOLE                                1,211
MIZUHO FINL GROUP INC          SPONSORED ADR    60687Y109          48      11,274          SOLE                               11,274
MOODYS CORP                    COM              615369105          13         241          SOLE                                  241
MORGAN STANLEY EM MKTS DM DE   COM              617477104       5,243     314,909          SOLE                              314,909
MYLAN INC                      COM              628530107          33       1,145          SOLE                                1,145
NATIONAL GRID PLC              SPON ADR NEW     636274300          49         844          SOLE                                  844
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267102       3,699     255,424          SOLE                              255,424
NISKA GAS STORAGE PARTNERS L   UNIT LTD LIABI   654678101       2,949     228,960          SOLE                              228,960
NOVARTIS A G                   SPONSORED ADR    66987V109          52         731          SOLE                                  731
NU SKIN ENTERPRISES INC        CL A             67018T105          36         809          SOLE                                  809
NUSTAR ENERGY LP               UNIT COM         67058H102       3,116      58,418          SOLE                               58,418
NUVEEN PFD INCOME OPPRTNY FD   COM              67073B106       2,916     283,962          SOLE                              283,962
NUVEEN PREM INCOME MUN FD 2    COM              67063W102          13         900          SOLE                                  900
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR    715684106          51       1,134          SOLE                                1,134
PENTAIR LTD                    SHS              H6169Q108           9         168          SOLE                                  168
PFIZER INC                     COM              717081103          35       1,201          SOLE                                1,201
PITNEY BOWES INC               COM              724479100       2,983     200,752          SOLE                              200,752
PROCTER & GAMBLE CO            COM              742718109          45         587          SOLE                                  587
PROSPECT CAPITAL CORPORATION   COM              74348T102       5,468     501,168          SOLE                              501,168
PUTNAM MANAGED MUN INCOM TR    COM              746823103         285      36,180          SOLE                               36,180
PVR PARTNERS L P               COM UNIT REPTG L 693665101       2,994     124,186          SOLE                              124,186
ROGERS COMMUNICATIONS INC      CL B             775109200          51       1,006          SOLE                                1,006
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206          40         611          SOLE                                  611
SAFE BULKERS INC               COM              Y7388L103       2,230     449,566          SOLE                              449,566
SANOFI                         RIGHT 12/31/2020 80105N113           0         100          SOLE                                  100
SANOFI                         SPONSORED ADR    80105N105          59       1,146          SOLE                                1,146
SAP AG                         SPON ADR         803054204          53         658          SOLE                                  658
SEADRILL LIMITED               SHS              G7945E105       5,142     138,191          SOLE                              138,191
SEAGATE TECHNOLOGY PLC         SHS              G7945M107          50       1,360          SOLE                                1,360
SPDR GOLD TRUST                GOLD SHS         78463V107         166       1,072          SOLE                                1,072
SPECTRA ENERGY CORP            COM              847560109          30         976          SOLE                                  976
SPX CORP                       COM              784635104          37         464          SOLE                                  464
STATOIL ASA                    SPONSORED ADR    85771P102          40       1,633          SOLE                                1,633
STONEMOR PARTNERS L P          COM UNITS        86183Q100       3,409     135,726          SOLE                              135,726
SYNGENTA AG                    SPONSORED ADR    87160A100          51         609          SOLE                                  609
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100          46       2,670          SOLE                                2,670
TATA MTRS LTD                  SPONSORED ADR    876568502          42       1,734          SOLE                                1,734
TE CONNECTIVITY LTD            REG SHS          H84989104          49       1,161          SOLE                                1,161
TEEKAY LNG PARTNERS L P        PRTNRSP UNITS    Y8564M105       2,944      71,070          SOLE                               71,070
TELUS CORP                     COM              87971M103          49         713          SOLE                                  713
THE ADT CORPORATION            COM              00101J106          18         360          SOLE                                  360
THERMO FISHER SCIENTIFIC INC   COM              883556102          40         521          SOLE                                  521
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307          52         505          SOLE                                  505
TYCO INTERNATIONAL LTD         SHS              H89128104          28         885          SOLE                                  885
UNITED PARCEL SERVICE INC      CL B             911312106          29         342          SOLE                                  342
VANGUARD NATURAL RESOURCES L   COM UNIT         92205F106       5,674     199,563          SOLE                              199,563
VERIZON COMMUNICATIONS INC     COM              92343V104          38         773          SOLE                                  773
WABCO HLDGS INC                COM              92927K102          54         760          SOLE                                  760
WELLS FARGO ADVANTAGE MULTI    COM SHS          94987D101       2,877     175,549          SOLE                              175,549
WESTERN ASSET GLB HI INCOME    COM              95766B109       2,869     206,980          SOLE                              206,980
WINDSTREAM CORP                COM              97381W104          29       3,600          SOLE                                3,600
WPP PLC NEW                    ADR              92937A102          55         683          SOLE                                  683
XINYUAN REAL ESTATE CO LTD     SPONS ADR        98417P105          47       9,452          SOLE                                9,452